Manning & Napier Fund, Inc.

290 Woodcliff Drive

Fairport, NY 14450

June 25, 2018

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:      Manning & Napier Fund, Inc. (the “Fund”) Registration Statement on Form N-14

Dear Sir or Madam:

On behalf of the Fund, we are filing, pursuant to the Securities Act of 1933, as amended, the Fund’s Registration Statement on Form N-14 (the “Filing”). The Filing relates to the Agreement and Plan of Reorganization with regard to the reorganization of the World Opportunities Series (the “Acquired Series”), a series of the Fund, into the Overseas Series (the “Surviving Series”), a separate series of the Fund. Pursuant to the Agreement and Plan of Reorganization, the Acquired Series will transfer all of its assets and liabilities to the Surviving Series in exchange for shares of the Surviving Series.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (585) 325-6880.

Sincerely,

/s/Amy J. Williams

Amy J. Williams

Assistant Corporate Secretary

Enclosures